SHORT-TERM AND LONG-TERM DEBT Composition of long term debt (Details)	Jun. 22, 2018	Feb. 01, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	May 14, 2018 USD ($)	Mar. 29, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 EUR (€)	Dec. 21, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,000,000,000
Current portion of non-current borrowings			$ (1,060,000,000)				$ (976,000,000)
Non-current portion of non-current borrowings			8,963,000,000				10,143,000,000
Interest rate decrease	0.50%	0.50%
Five Point Five Billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			5,500,000,000.0							$ 5,500,000,000
5.5 billion Revolving Credit Facility - 2.3 billion tranche
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			2,300,000,000.0							2,300,000,000
5.5 billion Revolving Credit Facility - 3.2 billion tranche
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			3,200,000,000.0							$ 3,200,000,000
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 500,000,000
€400 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €									400,000,000
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €									750,000,000
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount							500,000,000
CHF 225 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr								SFr 225,000,000
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €									600,000,000
1.0 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount							1,000,000,000.0
1.5 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount							1,500,000,000.0
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €									500,000,000
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 750,000,000
1.1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount							1,100,000,000.0
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 500,000,000
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount			1,500,000,000.0
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,000,000,000.0
Other loans | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.25%	1.25%
Other loans | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.46%	3.46%
Other Loans, Due 2018-2035 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.01%	0.01%
Other Loans, Due 2018-2035 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.63%	4.63%
Long Term Borrowings Including Current Portion
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 9,686,000,000				10,705,000,000
Long-Term Debt Excluding Lease Obligation
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings			8,626,000,000				9,729,000,000
Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings			(66,000,000)				(74,000,000)
Non-current portion of non-current borrowings			337,000,000				414,000,000
Five Hundred Million Unsecured Notes, Due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			500,000,000
Corporate
Disclosure of detailed information about borrowings [line items]
Borrowings			9,498,000,000				10,513,000,000
Corporate | 5.5 billion Revolving Credit Facility - 2.3 billion tranche
Disclosure of detailed information about borrowings [line items]
Borrowings			0				0
Corporate | 5.5 billion Revolving Credit Facility - 3.2 billion tranche
Disclosure of detailed information about borrowings [line items]
Borrowings			0				0
Corporate | €500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0				400,000,000
Corporate | €500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.75%	5.75%
Corporate | €400 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0				480,000,000
Corporate | €400 million Unsecured Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.70%	1.70%
Corporate | €750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 873,000,000				897,000,000
Corporate | €750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.00%	3.00%
Corporate | 500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.50%
Borrowings			$ 323,000,000				323,000,000
Corporate | 500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.13%	5.13%
Corporate | CHF 225 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 226,000,000				230,000,000
Corporate | CHF 225 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.50%	2.50%
Corporate | €600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 696,000,000				715,000,000
Corporate | €600 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.88%	2.88%
Corporate | 1.0 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 622,000,000				622,000,000
Corporate | 1.0 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.25%	5.25%
Corporate | 1.5 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 753,000,000				753,000,000
Corporate | 1.5 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.50%	5.50%
Corporate | €500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 580,000,000				597,000,000
Corporate | €500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.00%	3.00%
Corporate | €750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 871,000,000				895,000,000
Corporate | €750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.13%	3.13%
Corporate | 1.1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 656,000,000				655,000,000
Corporate | 1.1 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.25%	6.25%
Corporate | €500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 578,000,000				593,000,000
Corporate | €500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.95%	0.95%
Corporate | 500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 497,000,000				497,000,000
Corporate | 500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.13%	6.13%
Corporate | 1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,093,000,000				1,092,000,000
Corporate | 1.5 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.00%	7.00%
Corporate | 1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 619,000,000				619,000,000
Corporate | 1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.75%	6.75%
Corporate | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 50,000,000				53,000,000
Corporate | EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 408,000,000				420,000,000
Corporate | EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.16%	1.16%
Corporate | Other Loans, Due 2018-2035
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 653,000,000				672,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings			108,000,000				107,000,000
Americas | Other Loans, Fixed/Floating, Due 2018-2025
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 108,000,000				107,000,000
Americas | Other Loans, Fixed/Floating, Due 2018-2025 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.05%	2.05%
Americas | Other Loans, Fixed/Floating, Due 2018-2025 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			10.00%	10.00%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 80,000,000				85,000,000
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due 2019-2027
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 80,000,000				$ 85,000,000
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due 2019-2027 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.00%	0.00%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due 2019-2027 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.35%	5.35%